Other income/(expenses) - Summary of Other Income/(Expenses) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Other Income Expenses [Abstract]
Net loss on sale/disposal of property and equipment		$ (1)	$ (120)
IPO expenses and IPO related bonuses	$ (2,169)
Other	129	67	78
Other income/(expenses)	$ (2,040)	$ 66	$ (42)